INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory consisted of the following at December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Raw materials and work in progress	$—	$3,075
Total inventory	$—	$3,075

During the years ended December 31, 2025, 2024 and 2023 the Company recorded inventory write-downs of $15,936, $2,276 and $1,970 respectively, to reduce inventories to their net realizable values and for any excess or obsolete inventories.